Schedule of activities of company’s capital (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Bank indebtedness	$ 6,706	$ 9,636
Loan payable and current portion of long-term debt	517	363
Long-term debt	255	109
Long-term debt with related parties	15,507	14,808
Shareholders’ equity attributable to the parent	19,088	22,700
Total	$ 42,073	$ 47,616